Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 418	$ (170)	$ 135
Net derivatives gains (losses) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ 418	$ (170)	$ 135